Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Acquisitions of proved property	$ 0	$ 0	$ 0
Acquisitions of unproved property	9	74	64
Exploration	734	738	621
Development	1,777	1,412	1,866
Total costs	2,520	2,224	2,551
Australia [member]
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property			22
Exploration	25	32	42
Development	195	360	412
Total costs	220	392	476
United States [member]
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property	9	12	42
Exploration	418	471	385
Development	1,548	1,034	1,254
Total costs	1,975	1,517	1,681
Other countries [member]
Costs incurred, oil and gas property acquisition, exploration, and development activities [Line Items]
Acquisitions of proved property	0	0	0
Acquisitions of unproved property		62
Exploration	291	235	194
Development	34	18	200
Total costs	$ 325	$ 315	$ 394